FAIR VALUE OF FINANCIAL INSTRUMENTS, Asset and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Derivative Assets and Liabilities [Abstract]
Derivative assets	$ 6,285	$ 4,824
Derivative liabilities	55,845	27,943
Recurring [Member]
Derivative Assets and Liabilities [Abstract]
Derivative assets	6,285	4,824
Derivative liabilities	55,845	27,943
Investment in equity certificates	5,553	16,048
Recurring [Member] | Level 1 [Member]
Derivative Assets and Liabilities [Abstract]
Derivative assets	0	0
Derivative liabilities	0	0
Investment in equity certificates	0	0
Recurring [Member] | Level 2 [Member]
Derivative Assets and Liabilities [Abstract]
Derivative assets	6,285	4,824
Derivative liabilities	55,845	27,943
Investment in equity certificates	5,553	16,048
Recurring [Member] | Level 3 [Member]
Derivative Assets and Liabilities [Abstract]
Derivative assets	0	0
Derivative liabilities	0	0
Investment in equity certificates	$ 0	$ 0